UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

          Investment Company Act file number   811-21259
                                            ---------------------------

                    GMAM Absolute Return Strategies Fund, LLC
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
            --------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307
                                                          ---------------

                     Date of fiscal year end: March 31, 2004
                                             ---------------

                    Date of reporting period: March 31, 2004
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


               GMAM Absolute Return Strategy Fund I
               (A Series of GMAM Absolute Return Strategies Fund, LLC)

               Annual Report to Members for the
               Fiscal Year Ended March 31, 2004

      GMAM ABSOLUTE RETURN STRATEGY FUND I
      (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)



      TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                                                         Page


     INDEPENDENT AUDITORS' REPORT                                           1

      Schedule of Investments                                           2 - 3

      Statement of Assets, Liabilities and Members' Capital                 4

      Statement of Operations                                               5

      Statements of Changes in Members' Capital                             6

      Statement of Cash Flows                                               7

      Notes to Financial Statements                                    8 - 13

      Fund Management Information (Unaudited)                         14 - 15

INDEPENDENT AUDITORS' REPORT

To the Members and Board of Managers of
GMAM Absolute Return Strategies Fund, LLC

We have audited the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, of GMAM Absolute Return Strategy Fund I (the "Fund"), a series of GMAM Absolute Return Strategies Fund, LLC, as of March 31, 2004, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and underlying funds investment sponsors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the GMAM Absolute Return Strategy Fund I as of March 31, 2004, the results of its operations and cash flows for the year then ended the changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP
New York, New York
May 24, 2004

  GMAM ABSOLUTE RETURN STRATEGY FUND I
  (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

  SCHEDULE OF INVESTMENTS
  MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                    INITIAL
                                                                  ACQUISITION                      NUMBER OF
                                                                    DATE|X|           COST          SHARES              VALUE
INVESTMENTS IN INVESTMENT FUNDS ^ # (99.86%)
CONVERTIBLE ARBITRAGE (10.10%)
Aristeia International Limited, Class A                             Mar-03        $ 35,000,000          71,649       $ 37,054,801
Bear Stearns Global Convertible Offshore Fund, Ltd.,
Class C Series 03-1                                                 Sep-01          25,445,968         178,019         27,998,753
KBC Convertible Opportunities Fund, Class B                         Dec-03          50,000,000          33,586         50,529,047
                                                                                                                    --------------
                                                                                                                      115,582,601
                                                                                                                    --------------

DISTRESSED INVESTMENT (15.05%)
Cerberus International, Ltd.                                        Dec-01          45,000,000             151         59,629,475
King Street Capital, L.P.                                           Jun-02          60,000,000               *         71,395,793
Styx International Ltd., Series 1                                   Apr-02          37,442,600          17,024         41,268,247
                                                                                                                    --------------
                                                                                                                      172,293,515
                                                                                                                    --------------

FIXED INCOME ARBITRAGE (4.63%)
The Obsidian (Offshore) Fund, Class IV Master Series                Sep-01          35,000,000          33,623         33,356,728
The Obsidian (Offshore) Fund, Class III  Series 353                 Feb-04          20,000,000          20,000         19,606,022
                                                                                                                    --------------
                                                                                                                       52,962,750
                                                                                                                    --------------

LONG/SHORT EQUITY (32.44%)
Artis Technology Partners Ltd., Class A Series 6                    Jan-04          30,000,000         300,000         30,067,500
Artis Technology Partners Ltd., Class A Series 7                    Feb-04          20,000,000         200,000         19,677,620
Black Bear Offshore Fund Limited, Class A                           Jan-02          30,000,000         126,047         43,107,396
Itros Offshore, Ltd., Class A Series 5                              Oct-02          25,000,000          25,000         26,904,250
Rosehill Japan Fund Ltd., Class A                                   Apr-02          15,000,000             788         18,662,186
Rosehill Japan Fund Ltd., Class C                                   Apr-02          25,000,000           1,291         30,573,877
Scout Capital Fund, Ltd., Class B Series 1                          Dec-01          24,945,547         226,011         31,227,843
Spring Point Institutional Partners, L.P.                           Feb-03          35,000,000               *         35,373,781
Stadia Capital, Limited, Class AB Series 6                          Jan-04          50,000,000         353,003         52,408,436
Tosca Fund                                                          Apr-02          24,189,699         179,547         29,729,329
Zaxis Offshore Limited, Class A1                                    Nov-01          45,587,800          36,901         53,706,068
                                                                                                                    --------------
                                                                                                                      371,438,286
                                                                                                                    --------------

EQUITY MARKET NEUTRAL (8.78%)
Numeric European Long/Short Fund I L.P.                             Aug-02          34,894,296               *         37,255,819
Numeric Japanese Long/Short Offshore Fund Limited,
Class B Series 1                                                    Dec-02          25,000,000         250,000         27,789,000
RedSky Horizon Fund, Ltd., Class A Series 1                         May-02          35,000,000          34,927         35,471,007
                                                                                                                    --------------
                                                                                                                      100,515,826
                                                                                                                    --------------
MERGER ARBITRAGE (1.80%)
CNH MA I Ltd., Class N Series Initial                               Nov-01          20,054,405             205         20,616,005
                                                                                                                    --------------

                 See Notes to Accompanying Financial Statements
                                       2

  GMAM ABSOLUTE RETURN STRATEGY FUND I
  (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

  SCHEDULE OF INVESTMENTS
  MARCH 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                                                    INITIAL
                                                                  ACQUISITION                      NUMBER OF
                                                                    DATE|X|           COST          SHARES              VALUE
MULTI-STRATEGY ARBITRAGE (27.06%)
AQR Absolute Return Offshore Fund Ltd., Class N
Series Initial                                                      Aug-03        $ 40,000,000             424     $   43,463,436
BBT Overseas Partners, L.P.                                         Sep-01          39,965,272               *         42,893,872
Castlerigg International Limited, Class A Series 1                  Nov-03          35,000,000         152,851         37,257,487
Castlerigg International Limited, Class A Series 2                  Feb-04          25,000,000         102,283         24,915,106
Double Black Diamond Ltd., Series B - Unrestricted                  Feb-04          50,000,000         259,673         50,418,073
Shepherd Investments International, Ltd., Class A                   Jan-02          52,641,815          20,382         59,243,437
UBS Global Equity Arbitrage Limited, Class A
Series 1                                                            Oct-01          23,441,004          15,380         26,081,710
UBS Global Equity Arbitrage Limited, Class A
Series 26                                                           Feb-04          25,000,000          25,000         25,539,251
                                                                                                                  ----------------
                                                                                                                      309,812,372
                                                                                                                  ----------------

TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (COST $1,038,608,406)                                                     1,143,221,355
                                                                                                                  ----------------

OTHER ASSETS, LESS LIABILITIES (0.14%)                                                                                  1,607,709
                                                                                                                  ----------------

MEMBERS' CAPITAL  (100.00%)                                                                                        $1,144,829,064
                                                                                                                  ================





# - Non-income producing securities.
* - Security is a partnership that does not issue shares.
^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and market value of restricted securities as of March 31, 2004 was $1,038,608,406 and $1,143,221,355, respectively.
|X| - Initial acquisition dates are unaudited by Deloitte & Touche LLP.

                 See Notes to Accompanying Financial Statements
                                       3

  GMAM ABSOLUTE RETURN STRATEGY FUND I
  (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

  STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
  MARCH 31, 2004
--------------------------------------------------------------------------------

ASSETS
Investments in Investment Funds (cost - $1,038,608,406)             $1,143,221,355
Cash and cash equivalents                                                6,667,144
                                                                  ------------------
          Total assets                                               1,149,888,499
                                                                  ------------------

LIABILITIES
Management fees payable                                                  4,732,426
Board of Managers' fees payable                                             39,959
Other accrued expenses                                                     287,050
                                                                  ------------------
           Total liabilities                                             5,059,435
                                                                  ------------------

MEMBERS' CAPITAL                                                    $1,144,829,064
                                                                  ==================

MEMBERS' CAPITAL:
    Represented by:
        Capital contributions (net)                                 $1,040,216,115
        Accumulated net unrealized appreciation on investments         104,612,949
                                                                  ------------------
MEMBERS' CAPITAL                                                    $1,144,829,064
                                                                  ==================

                 See Notes to Accompanying Financial Statements
                                       4

  GMAM ABSOLUTE RETURN STRATEGY FUND I
  (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

  STATEMENT OF OPERATIONS
  FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:

     Dividends (net of foreign tax withholding of $39,033)                $      273,538
     Interest                                                                     99,417
                                                                        ------------------
     Total investment income                                                     372,955
                                                                        ------------------

EXPENSES:
     Management fees                                                           7,947,602
     Dividend expense                                                            382,553
     Accounting and administration fees                                          379,070
     Professional fees                                                           262,867
     Board of Managers' fees                                                      70,000
     Miscellaneous expenses                                                       89,512
                                                                        ------------------
     Total expenses                                                            9,131,604
                                                                        ------------------

NET INVESTMENT LOSS                                                           (8,758,649)
                                                                        ------------------

NET REALIZED GAIN/(LOSS):
     Investments in Investment Funds                                           2,999,686
     Common stock                                                              2,086,282
     Short common stock                                                       (1,506,972)
     Contracts for differences                                                  (285,475)
     Foreign currency translation                                                (60,721)
                                                                        ------------------
                                                                               3,232,800
                                                                        ------------------

NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION):
     Investments in Investment Funds                                          91,601,682
     Common stock                                                                271,045
     Short common stock                                                       (1,526,678)
     Foreign currency translation                                                  9,400
                                                                        ------------------
                                                                              90,355,449
                                                                        ------------------

NET REALIZED AND UNREALIZED GAINS                                             93,588,249
                                                                        ------------------

NET INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT OPERATIONS                                    $   84,829,600
                                                                        ==================

                 See Notes to Accompanying Financial Statements
                                       5

  GMAM ABSOLUTE RETURN STRATEGY FUND I
  (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

  STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                            Year Ended                     Year Ended
                                                                          March 31, 2004                 March 31, 2003

MEMBERS' CAPITAL, BEGINNING OF YEAR                                      $   609,999,464                $   582,821,005

    Capital contributions                                                    450,000,000                    247,200,000

    Capital withdrawals                                                                -                   (211,348,339)

    Net investment loss                                                       (8,758,649)                    (4,422,378)

    Net realized gain (loss) on investments                                    3,232,800                     (4,415,978)

    Net change in unrealized appreciation on
    investments                                                               90,355,449                        165,154
                                                                        ------------------             ------------------

MEMBERS' CAPITAL, END OF YEAR                                            $ 1,144,829,064                $   609,999,464
                                                                        ==================             ==================










                 See Notes to Accompanying Financial Statements
                                       6

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
Increase in Members' Capital derived from Investment Operations                       $     84,829,600
  Adjustments to reconcile increase in members' capital derived from
    Investment operations to net cash used in operating activities:
    Purchase of common stock/Investment Funds                                             (502,403,820)
    Proceeds from disposition of common stock/Investment Funds                              57,346,367
    Realized gain on common stock/Investment Funds                                          (5,085,968)
    Unrealized gain on common stock/Investment Funds                                       (91,872,727)
    Decrease in broker collateral held and deposits with broker                             24,769,952
    Decrease in interest and dividends receivable                                                6,180
    Decrease in contracts for differences                                                      148,789
    Decrease in securities sold short                                                      (15,153,120)
    Decrease in dividends payable                                                              (25,363)
    Increase in management fees payable                                                      1,265,808
    Decrease in other liabilities and accrued expenses                                         (40,915)
                                                                                    --------------------
           Net cash used in operating activities                                          (446,215,217)
                                                                                    --------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Capital contributions                                                                    450,000,000
  Capital withdrawals
                                                                                                     -
                                                                                    --------------------
           Net cash provided by financing activities                                       450,000,000
                                                                                    --------------------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                                    3,784,783

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR                                               2,882,361
                                                                                    --------------------

CASH AND CASH EQUIVALENTS AT END OF YEAR                                              $      6,667,144
                                                                                    ====================









                 See Notes to Accompanying Financial Statements
                                        7

     GMAM ABSOLUTE RETURN STRATEGY FUND I
     (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

     NOTES TO FINANCIAL STATEMENTS
     FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

1.   ORGANIZATION

     GMAM Absolute Return Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on June 13, 2001. In November, 2002, the Company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (each a "Fund" and collectively the "Funds"). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund ("Members"). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

     The Company has created GMAM Absolute Return Strategy Fund I, a series of the Company ("Fund I") which commenced operations on June 26, 2001. The investment advisor for Fund I is General Motors Investment Management Corporation (the "Advisor"), an indirect wholly owned subsidiary of General Motors Corporation ("General Motors"). The Advisor acts as Fund I's investment advisor and manages the investment activities of Fund I.

     Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the "Portfolio Managers") or the investment funds that they manage ("Investment Funds"). Fund I primarily invests in Investment Funds and Fund I currently does not have any separate account arrangements with Portfolio Managers. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities ("Managers") that serve as the Board of Managers of the Company ("Board of Managers").

2.   SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - Fund I values its investments in Investment Funds at fair value, which is provided by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, the Advisor conducts periodic reviews of the valuation methodology used by each Portfolio Manager or Investment Fund to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in its own valuation policies and procedures in determining its net asset value. The valuations provided by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Investment Funds' management. If the Advisor determines that the most recent value reported by the Investment Fund does not represent fair value or if the Investment Fund fails to report a value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers.

     GMAM ABSOLUTE RETURN STRATEGY FUND I
     (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

     NOTES TO FINANCIAL STATEMENTS
     FOR THE YEAR ENDED MARCH 31, 2004  (CONTINUED)
--------------------------------------------------------------------------------

     INVESTMENT VALUATION - DIRECT INVESTMENTS - Securities traded on one or more of the U.S. national securities exchanges, NASDAQ or the OTC Bulletin Board are valued at their last composite sale prices or "official" close prices as reported at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Securities traded on a foreign securities exchange are generally valued at their last sale prices on the exchange where such securities are primarily traded. If no sales are reported on a particular day, the securities are valued based on their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by the appropriate exchange, dealer, or pricing service. Short term securities with less than 60 days to maturity are valued at amortized cost, which approximates market value. At March 31, 2004, Fund I had no direct investments in any securities other than Investment Funds and had no direct short sale positions.

     INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date, and dividend expense on securities sold short is also recorded on ex-dividend date.

     Fund I does not isolate that portion of the results of operations arising from changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of securities held or sold during the year. Such foreign exchange gains or losses are included with the net realized and unrealized gains or losses on investments.

     Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     NET ASSET VALUATION - Fund I's net asset value is determined as of the close of business on the last day of each month and on certain other days as determined by the Board of Managers (the "Valuation Date"). All valuations are net of expenses, including accrued management fees and performance fees or allocations payable to the Portfolio Managers.

     FUND EXPENSES - Fund I bears all of its operating expenses other than those specifically required to be borne by the Advisor or another party pursuant to the Investment Advisory Agreement or another agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

     INCOME TAXES - Fund I is treated as a partnership for federal, state and local income tax purposes, and, as such taxes are the responsibility of the individual members. Therefore, no provision for the payment of federal, state or local income taxes has been made.

     CASH EQUIVALENTS - Fund I treats all highly liquid financial instruments that mature within three months as cash equivalents. At March 31, 2004, Fund I held $6,667,144 in cash equivalents in the JP Morgan Prime Money Market Fund.

     GMAM ABSOLUTE RETURN STRATEGY FUND I
     (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

     NOTES TO FINANCIAL STATEMENTS
     FOR THE YEAR ENDED MARCH 31, 2004  (CONTINUED)
--------------------------------------------------------------------------------

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates and assumptions, by their nature, are based on judgments and available information. Actual results could differ from these estimates and assumptions.

     SHORT SALES - Fund I may sell a security it does not own in anticipation of a decline in their fair value of that security. When Fund I sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which Fund I sold the security short, or loss, unlimited in size, will be recognized upon the termination of a short sale.

     CONTRACTS FOR DIFFERENCES - A contract for difference or "CFD" is an agreement between a Fund and a CFD counterparty to pay/receive the change in the value of an underlying security. For the current reporting period, all realized and unrealized gain/loss and all interest and dividend income/expense on CFD's has been classified as realized gain/loss on the statement of operations. At March 31, 2004, Fund I had no CFD's outstanding.

     PRIOR PERIOD RECLASSIFICATION - The statement of changes in net assets and the financial highlights for the fiscal year ended March 31, 2003 have been reclassified to conform with the current year presentation of profit and loss on CFD's. This reclassification had no impact on the net assets or total return of Fund I.

3.   ALLOCATION OF PROFITS AND EXPENDITURES

     As of the last day of each fiscal period, the net profit or net loss for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period. Except as otherwise provided for in the Company's Amended and Restated Limited Liability Company Agreement (the "Agreement"), any expenditures payable by a Fund, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by such Fund.

4.   RELATED PARTY TRANSACTIONS

     The Advisor serves as a fiduciary to First Plaza Group Trust, which owns approximately 93% of Fund I as of March 31, 2004. First Plaza Group Trust is a group trust representing various employee benefit plans, including plans of General Motors and its affiliates and/or former affiliates. The Advisor also serves as a fiduciary to each of the other Members of Fund I as of March 31, 2004.

     MANAGEMENT FEES - The Advisor is currently paid a fee, calculated monthly and payable quarterly, of 1.0% per annum based on Fund I's net assets. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or

     GMAM ABSOLUTE RETURN STRATEGY FUND I
     (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

     NOTES TO FINANCIAL STATEMENTS
     FOR THE YEAR ENDED MARCH 31, 2004  (CONTINUED)
--------------------------------------------------------------------------------

     other fiduciary relationship with the Advisor or its affiliates. Prior to Fund I's registration under the 1940 Act, the Advisor was paid an advisory fee by Fund I equal to actual expenses (including allocated salaries and certain items of overhead) incurred while advising and providing administrative services to Fund I.

     One Portfolio Manager, Numeric Investors L.P. ("Numeric"), had been retained by the Advisor effective as of July 31, 2002 as a sub-advisor with respect to certain Fund I assets which were allocated to Numeric's management by the Advisor (the "Numeric Assets"). Such assets constituted only a portion of Fund I's total assets. Effective July 31, 2003, the sub-advisory arrangement with Numeric was terminated, and on August 1, 2003 substantially all of the associated assets totaling $25,400,000 were contributed in-kind by Fund I to an Investment Fund managed by Numeric. Fund I currently does not have any separate account (i.e., sub-advisory) arrangements with Portfolio Managers.

     For its sub-advisory services, Numeric was paid directly by the Company a quarterly fee at the rate of 1.0% per annum of the net asset value of the Numeric Assets. This fee was in addition to the 1.0% fee paid to the Advisor on all Fund I net assets, including the Numeric Assets. In addition, the sub-advisory agreement with Numeric also provided for an annual performance fee. For the fiscal year ended March 31, 2004, Fund I incurred no such performance fee.

     The Investment Funds pay asset-based management fees to the Portfolio Managers ranging from 1.00% to 2.00% annually of the net assets under their management. Additionally, the Portfolio Managers receive incentive fees or incentive allocations of generally up to 20% of the Investments Funds' net profits. These management and incentive fees are accounted for in the valuations of the Investment Funds (which are reported in these financial statements net of such fees) and are not included in management fees on the statement of operations.

     BOARD OF MANAGERS FEES - Each member of the Board of Managers who is not an "interested person" of the Company, as defined in the 1940 Act, receives an annual retainer of $20,000 plus a fee of $5,000 for each board meeting attended in person or $2,500 for each board meeting attended telephonically. Currently, one Manager is an "interested person" of the Company. The Company reimburses those Managers who are not "interested persons" for all reasonable out-of-pocket expenses incurred by them in performing their duties.

5.   ADMINISTRATIVE SERVICES

     PFPC Inc. serves as Accounting and Investor Servicing Agent to Fund I and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon the average net assets of Fund I, subject to minimum monthly fees.

6.   SECURITIES TRANSACTIONS

     Total purchases and sales of investments (excluding short-term investments) by Fund I for the year ended March 31, 2004 amounted to $501,755,377 and $56,393,725, respectively.

     GMAM ABSOLUTE RETURN STRATEGY FUND I
     (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

     NOTES TO FINANCIAL STATEMENTS
     FOR THE YEAR ENDED MARCH 31, 2004  (CONTINUED)
--------------------------------------------------------------------------------

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of March 31, 2004. Each Member of Fund I as of March 1, 2004 is organized and created as a tax-exempt trust under Section 501(a) of the Internal Revenue Code.

7.   CREDIT, LIQUIDITY AND MARKET RISK

     An investment in Fund I involves certain risks, including the risk that the entire amount invested may be lost. The investments of Fund I relate to the active trading of securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks associated with market volatility, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. Investments in Investment Funds may be restricted from early redemption or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require advance notice of an investor's intent to redeem its interest and may, depending on the Investment Fund's governing agreements, deny or delay a redemption request.

     Fund I maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. Fund I has not experienced any losses in such accounts.

8.   REPURCHASE OF COMPANY INTERESTS

     No Member will have the right to require Fund I or the Company to redeem such Member's interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

     The Board of Managers may, from time to time and in its sole discretion, determine to cause a Fund to repurchase interests or portions of interests in such Fund from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement.

     GMAM ABSOLUTE RETURN STRATEGY FUND I
     (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

     NOTES TO FINANCIAL STATEMENTS
     FOR THE YEAR ENDED MARCH 31, 2004  (CONTINUED)
--------------------------------------------------------------------------------

9.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the following periods:

                                                                                                            Period from June 26,
                                                                                                             2001 (Commencement
                                                                 Year Ended             Year Ended            of Operations) to
                                                                March 31, 2004        March 31, 2003            March 31, 2002
                                                             -----------------------------------------------------------------------

Total return (1)                                                   11.64%                 (0.48)%                  3.08%
Members' capital, end of period (000)                            $1,144,829              $609,999                 $582,821
Portfolio Turnover                                                  7%(4)                    48%                     0%

Annualized ratios to average Members' capital: (3)

Operating expenses (excluding dividend expense)
   before reimbursement of management fee                           1.12%                  0.73%                   0.96%(2)
Dividend expense                                                    0.05%                  0.03%                   0.00%
Reimbursement of management fee                                     0.00%                  0.00%                  (0.30)%(2)
Net expenses                                                        1.17%                  0.76%                   0.66%(2)

Net investment loss                                                (1.12)%                (0.70)%                 (0.60)%(2)

(1) Total return assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period noted. Total returns for a period of less than a full year are not annualized. Returns are geometrically linked based on capital cash flow dates during the reporting period.

(2)  The ratios of expenses and net investment loss are annualized.

(3) Average Members' capital is measured using the weighted average Members' capital at each cash flow date.

(4)  Does not include transfer of Numeric Assets.

  GMAM ABSOLUTE RETURN STRATEGY FUND I
  (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

  FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------
  Information pertaining to the Board of Managers and officers of the Company is set forth below.

  Name, Age, Address, Position        Principal Occupation          Number of Affiliated        Other
  with the Company and Length         During the Past Five          Funds Overseen by           Directorships
  of Time Served                      Years                         Manager                     Held
 -------------------------------     --------------------------    ------------------------    -----------------------

  BOARD OF MANAGERS

  Charles A. Hurty, 60,               Independent Consultant        None                        Citigroup Alternative
  Darien, CT                          (2001 - present); Partner,                                Investments Multi-
  Manager,                            KPMG (until 2001)                                         Advisor Hedge Fund
  Since November 25, 2002                                                                       Portfolios, LLC

  Robert E. Shultz, 64,               Partner, TSW Associates       None                        Vestaur Securities,
  Wilton, CT                         (1997 - present)                                           Inc.; LIM Asia
  Manager,                                                                                      Arbitrage Fund
  Since November 25, 2002

  W. Allen Reed*, 57,                 President & CEO of General    None                        General Motors
  New York, NY                        Motors Investment                                         Acceptance Corp.;
  Manager, President, and             Management Corporation                                    GMAC Insurance
  Chief Executive Officer             ("GMIMCo") (1994 -                                        Holdings; iShares,
  Since November 25,2002              present)                                                  Inc.; Temple
                                                                                                Inland, Inc.;
                                                                                                University of
                                                                                                North Carolina
                                                                                                Foundation Fund

 * - Manager who is an "interested person" of the Company, as defined in the 1940 Act.


OFFICERS

Lori V. Russell, 32                   Director and Attorney,        N/A                         N/A
Westboro, MA                          PFPC Inc. (2002 - Present);
Secretary,                            Associate Counsel,
Since November 25, 2002               Investors Bank & Trust
                                      Co. (2001 - 2002); Senior
                                      Regulatory Administrator,
                                      PFPC Inc. (1998 - 2001)

Patricia M. McDonald, 57,             Vice President and            N/A                         N/A
New York, NY                          Secretary, GMIMCo
Assistant Secretary,                  (1999 - Present);
Since November, 25, 2002              Vice President and
                                      Chief Information
                                      Officer, GMIMCo
                                      (1996 - 1999)

  GMAM ABSOLUTE RETURN STRATEGY FUND I
  (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

  FUND MANAGEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
  Information pertaining to the officers of the Company is continued below.

  Name, Age, Address, Position        Principal Occupation          Number of Affiliated        Other
  with the Company and Length         During the Past Five          Funds Overseen by           Directorships
  of Time Served                      Years                         Manager                     Held
 -------------------------------     --------------------------    ------------------------    -----------------------

  David Hartman, 39,                  Attorney, GMIMCo,             N/A                         N/A
  New York, NY                        (2001 - Present); Vice
  Assistant Secretary,                President, Zurich Scudder
  Since November 25, 2002             Investments (2000 - 2001);
                                      Associate General Counsel,
                                      American International
                                      Group, Inc. (1995 - 2000)


  Jon W. de Klerk, 38,                Chief Financial Officer,      N/A                         N/A
  New York, NY                        Vice President & Treasurer,
  Treasurer,                          GMIMCo (2001- Present);
  Since November 25, 2002             Director of Investment
                                      Operations, GMIMCo
                                      (1999 - 2001); Manager of
                                      Operations, GE Investment
                                      Management (1994 - 1999)

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         As of the end of the period covered by the report, the registrant's board of directors has determined that Charles A. Hurty is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $35,200 for 2004 and $24,200 for 2003.

Audit-related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2003.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2004 and $0 for 2003.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     The Audit Committee's Pre-Approval Policies and Procedures are attached herewith.


               GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC ("FUND")

                      PRE-APPROVAL POLICIES AND PROCEDURES

                    AS ADOPTED BY THE FUND'S AUDIT COMMITTEE


     The Sarbanes-Oxley Act of 2002 ("Act") 1 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules") 2 require that the Fund's Audit Committee pre-approve all audit services (as described in Appendix A to these Policies and Procedures) and non-audit services provided to the Fund by its independent accountant ("Auditor"), as well as all non-audit services provided by the Auditor to the Fund's investment adviser ("Adviser") and to affiliates of Adviser that provide ongoing services to the Fund ("Service Affiliates") if such services directly impact the Fund's operations and financial reporting.

     The Auditor may not provide prohibited non-audit services to the Fund or its Service Affiliates. Prohibited non-audit services are described in Appendix B to these Policies and Procedures. The Fund's Service Affiliates are listed on
Schedule 1 to these Policies and Procedures.

     The following policies and procedures govern the ways in which the Audit Committee must pre-approve audit and various categories of permitted non-audit services that the Auditor may provide to the Fund and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates (except in the limited circumstances provided above, in which case they do apply), nor do they apply to services that an audit firm other than the Auditor provides to such entities.

     These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Fund may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.   GENERAL

     1. The Audit Committee must pre-approve all audit services and permitted non-audit services that the Auditor provides to the Fund.

-------------------------
1    Pub. L. 107-204, 116 Stat. 745 (2002).
2    Sec. Act Rel. No. 8183 (Mar. 20, 2003).

     2. The Audit Committee must pre-approve any engagement of the Auditor to provide permitted non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund's operations and financial reporting.

B.   PRE-APPROVAL OF AUDIT SERVICES TO THE FUND

     1. The Audit Committee shall pre-approve the engagement of an auditor to certify the Fund's financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as defined in Section D below). In approving the Engagement, the Audit Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Audit Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Audit Committee also shall consider the Auditor's proposed fees for the engagement, in light of the scope and nature of the audit services that the Fund will receive.

     2. The Audit Committee shall report to the Board of Managers of the Fund (the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

     3. The Engagement shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Fund's board who are not interested persons of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) ("Independent Managers").

C. PRE-APPROVAL OF PERMITTED NON-AUDIT SERVICES TO THE FUND AND TO SERVICE AFFILIATES - BY TYPES OR CATEGORIES OF SERVICES

     1. The Audit Committee may pre-approve types of permitted non-audit services to the Fund and its Service Affiliates pursuant to this Section C. In connection with such pre-approval, the Audit Committee may set such limits on fees and other conditions as it believes to be appropriate.

     2. The Audit Committee, after appropriate consideration of such information as it deems relevant, may pre-approve a non-audit service that is not a prohibited service (see Appendix B) if it specifically finds that the provision of such service is consistent with, and will not impair, the ongoing independence of the Auditor.

     3. Annually, at such time as the Audit Committee considers the Engagement of the Auditor, management of the Fund, in consultation with the Auditor, shall provide to the Audit Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Fund may request from the

          Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Fund's operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year. A non-exclusive list of permissible non-audit services is provided in Appendix C to these Policies and Procedures.

     4. The lists submitted to the Audit Committee as described above shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees where possible and such other information as the Audit Committee may request.

     5. The Audit Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Fund to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year, subject to any conditions or limitations set by the Audit Committee.

     6. The Fund's management will distribute a list of the types of non-audit services pre-approved by the Audit Committee pursuant to this Section C to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Audit Committee those non-audit services that have been or are being provided pursuant to this Section C.

D. PRE-APPROVAL OF PERMITTED NON-AUDIT SERVICES TO THE FUND AND TO SERVICE AFFILIATES - PROJECT-BY-PROJECT BASIS

     1. The Audit Committee also may pre-approve permitted non-audit services on a project by project basis pursuant to this Section D.

     2. Management of the Fund, in consultation with the Auditor, may submit either to the Audit Committee or to the Designated Member, as defined below, for its consideration and action, a pre-approval request identifying one or more non-audit service projects, as well as any material changes proposed in a service that has been pre-approved (including a discussion of the reason for such change). The request so submitted shall describe the project or projects in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Audit Committee or Designated Member shall request.

     3. The Audit Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Audit Committee's behalf, (i) any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee or (ii) any proposed material changes to the nature or costs of a non-audit service previously approved. The Fund's management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

     4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

          (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Fund or to a Service Affiliate; or

          (b) refer such matter to the full Audit Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member shall take into account any restrictions placed by the Audit Committee on his or her pre-approval authority.

     5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit service or proposed material change in service pursuant to this Section D shall constitute authorization for the management of the Fund or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Audit Committee not later than at its next scheduled meeting. If the Designated Member does not or may not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Audit Committee for its consideration and action.

E.   AMENDMENT; ANNUAL REVIEW

     1. The Audit Committee may take appropriate action to amend these Policies and Procedures from time to time.

     2. These Policies and Procedures shall be reviewed annually by the Audit Committee.

F.   RECORDKEEPING

     1. The Fund shall maintain a written record of all decisions made by the Audit Committee or by a Designated Member pursuant to these Policies and Procedures, together with appropriate supporting material.

     2. In connection with the approval of any non-audit service pursuant to the DE MINIMIS exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rule, have been satisfied.

     3. A copy of these Policies and Procedures and of any amendments to these Policies and Procedures shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraph 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

G.   ENTIRE DOCUMENT

     1. The Schedules and Appendices attached hereto form a part of these Policies and Procedures, and taken together these Policies and Procedures and such Schedules and Appendices constitute one and the same document.

                    GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC

               SCHEDULE 1 TO PRE-APPROVAL POLICIES AND PROCEDURES

                         SERVICE AFFILIATES OF THE FUND
                         ------------------------------

                              (AS OF MAY 24, 2004)


          1.   General Motors Investment Management Corporation

          2.   General Motors Trust Company

                    GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC


               APPENDIX A TO PRE-APPROVAL POLICIES AND PROCEDURES

                                 AUDIT SERVICES
                                 --------------

          FOR PURPOSES OF THESE PROCEDURES, "AUDIT SERVICES" PROVIDED TO THE FUND INCLUDE THE FOLLOWING:

          1. Annual audit of the Fund's financial statements and other reviews, as necessary.

          2. Other procedures, including review of tax provisions, that need to be performed by the Auditor in order to provide an opinion on the Fund's financial statements, including tests performed to evaluate the Fund's internal control systems, information systems and procedures.

          3. Preparation of the Auditor's report on the Fund's internal controls for financial reporting, and related procedures.

          4. Services that generally only the Auditor can provide, such as consents, comfort letters, assistance with and review of documents filed with the SEC, and statutory audits.

                    GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC


               APPENDIX B TO PRE-APPROVAL POLICIES AND PROCEDURES

                               PROHIBITED SERVICES
                               -------------------


     IN CONSIDERING WHETHER TO PRE-APPROVE A SERVICE, THE AUDIT COMMITTEE SHOULD BE AWARE THAT THE AUDITOR IS PROHIBITED FROM PROVIDING CERTAIN SERVICES TO ANY "INVESTMENT COMPANY COMPLEX ENTITY", SUBJECT TO LIMITED EXCEPTIONS NOTED BELOW. "INVESTMENT COMPANY COMPLEX ENTITIES" INCLUDE:

     1.    The Fund and its investment adviser;

     2. Any entity controlled by or controlling the Fund's investment adviser, and any entity under common control with the Fund's investment adviser if such entity (a) is an investment adviser, or
           (b) is in the business of providing administrative, custodian, underwriting, or transfer agent services to any investment company or investment adviser; and

     3. Any investment company (including entities that would be investment companies but for the exclusions provided by Section 3(c) of the Investment Company Act of 1940) advised by the Fund's investment manager or investment adviser or by another entity specified in paragraph 2 above.

     NOTE: THE TERM "INVESTMENT ADVISER" FOR THIS PURPOSE DOES NOT INCLUDE A ---- SUB-ADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND THAT IS
           SUBCONTRACTED WITH OR OVERSEEN BY ANOTHER INVESTMENT ADVISER.

The Fund's "Investment Company Complex Entities" include:

     a.    GMAM Absolute Return Strategies Fund, LLC

     b.    General Motors Investment Management Corporation

     c.    GM Partners, LLC

     d.    General Motors Trust Company

     e.    General Motors Trust Bank, N.A.

     f.    General Motors Asset Management Corporation

     g.    General Motors Corporation

     THE FOLLOWING SERVICES MAY NOT BE PROVIDED BY THE FUND'S AUDITOR TO AN INVESTMENT COMPANY COMPLEX ENTITY, EXCEPT AS NOTED:

     1. BOOKKEEPING OR OTHER SERVICES RELATED TO THE ACCOUNTING RECORDS OR FINANCIAL STATEMENTS OF AN INVESTMENT COMPANY COMPLEX ENTITY,
          INCLUDING:

          o Maintaining or preparing the accounting records for an Investment Company Complex Entity;

          o Preparing an Investment Company Complex Entity's financial statements that are filed with the SEC, or that form the basis that form the basis for such financial statements; or

          o Preparing or originating source data underlying an Investment Company Complex Entity's financial statements.

     2.   FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION, INCLUDING:

          o Directly or indirectly operating, or supervising the operation of, an Investment Company Complex Entity's information system or managing an Investment Company Complex Entity's local area network.

          o Designing or implementing a hardware or software system that aggregates source data underlying the financial statements or generates information that is significant to an Investment Company Complex Entity's financial statements or other financial information systems taken as a whole.

     3.   APPRAISAL OR VALUATION SERVICES, FAIRNESS OPINIONS, OR
          CONTRIBUTION-IN-KIND REPORTS.

     4. ACTUARIAL SERVICES. This category includes any actuarially-oriented advisory service involving the determination of amounts recorded in an Investment Company Complex Entity's financial statements and related accounts. This prohibition does not apply to providing assistance to an Investment Company Complex Entity in understanding the methods, models, assumptions, and inputs used in computing an amount.

     5. INTERNAL AUDIT OUTSOURCING SERVICES. This category includes any internal audit service for an Investment Company Complex Entity that has been outsourced by the Investment Company Complex Entity that relates to the Investment Company Complex Entity's internal accounting controls, financial systems, or financial statements.

          EXCEPTION: The foregoing services 1-5 may be provided if the Audit Committee reasonably concludes that the results of these services will not be subject to audit procedures during an audit of an Investment Company Complex Entity's financial statements.

     6. MANAGEMENT FUNCTIONS. This category includes acting, temporarily or permanently, as a director, officer, or employee of an Investment Company Complex Entity, or performing any decision-making, supervisory, or ongoing monitoring function for an Investment Company Complex Entity.

     7.   HUMAN RESOURCES. Services in this category are:

          o searching for or seeking out prospective candidates for managerial, executive, or director positions;

          o engaging in psychological testing, or other formal testing or evaluation programs;

          o undertaking reference checks of prospective candidates for an executive or director position;

          o acting as a negotiator on behalf of an Investment Company Complex Entity, such as determining position, status or title, compensation, fringe benefits, or other conditions of employment; or

          o recommending, or advising an Investment Company Complex Entity to hire, a specific candidate for a specific job (except that the Fund's Auditor may, upon request by an Investment Company Complex Entity, interview candidates and advise the Investment Company Complex Entity on the candidate's competence for financial accounting, administrative, or control positions).

     8. BROKER-DEALER, INVESTMENT ADVISER, OR INVESTMENT BANKING SERVICES. Services in this category include:

          o acting as a broker-dealer (registered or unregistered), promoter, or underwriter, on behalf of an Investment Company Complex Entity;

          o making investment decisions on behalf of an Investment Company Complex Entity, or otherwise having discretionary authority over an audit client's investments;

          o executing a transaction to buy or sell an audit client's investment; or

          o having custody of assets of an Investment Company Complex Entity, such as taking temporary possession of securities purchased by an Investment Company Complex Entity.

     9. LEGAL SERVICES. A prohibited legal service is any service to an Investment Company Complex Entity that, under circumstances in which the service is provided, could be provided only by someone licensed, admitted, or otherwise qualified to practice law in the jurisdiction in which the service is provided.

     10. EXPERT SERVICES UNRELATED TO THE AUDIT. This category includes providing an expert opinion or other expert service for an Investment Company Complex Entity, or an Investment Company Complex Entity's legal representative, for the purpose of advocating an Investment Company Complex Entity's interests in litigation or in a regulatory or administrative proceeding or investigation. This prohibition is not applicable to cases in which the Fund's independent accountant provides a factual account, including testimony, of work performed, or explains the positions taken or conclusions reached during the performance of any services provided by the accountant to an Investment Company Complex Entity.

                    GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC


               APPENDIX C TO PRE-APPROVAL POLICIES AND PROCEDURES

                               NON-AUDIT SERVICES
                               ------------------


     FOR PURPOSES OF THESE POLICIES AND PROCEDURES, THE FOLLOWING SERVICES ARE PERMISSIBLE "NON-AUDIT SERVICES." IF THE SERVICES ARE (I) NOT PROHIBITED SERVICES, AND (II) TO BE PROVIDED TO A SERVICE AFFILIATE AND THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE FUND, THESE SERVICES ARE SUBJECT TO THE PRE-APPROVAL REQUIREMENTS OF THESE POLICIES AND PROCEDURES.

     1. AUDIT-RELATED SERVICES (traditionally performed by the firm engaged as Auditor)

          o    Audit of an employee benefit plan.

          o    Due diligence procedures related to mergers and acquisitions.

          o    Review of internal controls.

          o Consultations concerning financial accounting and reporting standards.

     2.   TAX SERVICES

          o    Tax compliance services, including preparation of tax returns.

          o    Tax planning and advice.

     3.   OTHER NON-AUDIT SERVICES

          o    Advisory and consultation services.

          o    Other non-audit services not listed above.








                                       C-1


     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                     (b) N/A

                     (c) N/A

                     (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was:

                                     2004                   2003

          Audit-Related Fees         $486,909               $331,800

          Tax Fees                   $750,000               $750,000

          All Other Fees             $100,358               $790,000

          Total Non-Audit Fees       $1,337,265             $1,871,800



     (h)  Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

             GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC (THE "FUND")
                      PROXY VOTING POLICIES AND PROCEDURES
                      ------------------------------------

The Fund is responsible for voting proxies on securities held in its portfolio ("portfolio securities"). For purposes of these Proxy Voting Policies and Procedures, the term "proxy" includes shareholder consents received from unregistered investment companies in which the Fund invests ("Investment Funds"). If the Fund does receive a proxy, except as noted below, the decision regarding how to vote such proxy shall be made by the portfolio manager(s) of the Fund's investment adviser and sub-adviser, if any, (collectively "Investment Adviser(s)") responsible for the Fund investment that is the subject of the proxy. In deciding how to vote proxies, the portfolio manager is required to comply with these policies and procedures.

General Principle
-----------------

The Fund considers the proxy vote to be an asset of the Fund. Accordingly, all proxies must be voted solely in the best interests of the Fund and its members ("Members"). It is the portfolio manager's responsibility to review each proxy and the related materials and to determine what vote represents the Fund's and its Members' best interests. Although the portfolio manager may, and, to the extent possible, should, utilize both internal and external research and resources, information, and/or services to assist him or her in understanding and analyzing a specific proxy issue, the portfolio manager is solely responsible for voting each proxy that he or she receives in a timely manner and for the exclusive purpose of providing benefits to the Fund and its Members. In this regard, and subject to the specific guidelines set forth below, the portfolio manager generally will seek to enhance the value of the Fund's portfolio by voting each proxy in a manner that is designed to maximize the value of the Fund's investment. A portfolio manager shall evaluate all proxy proposals on an individual basis. Subject to any applicable contractual obligations, there may be times when a portfolio manager determines that refraining from voting a proxy is in the Fund's best interest, such as when such portfolio manager determines that the cost of voting a proxy exceeds the expected benefit to the Fund.

Specific Guidelines
-------------------

The portfolio manager will evaluate each proxy in light of the Fund's and its Members' best interests. With respect to certain proxy voting questions, the Fund's interests generally will be best served by voting in the following manner.

In the absence of specific detrimental information, the portfolio manager will generally vote for:

o    Proposed managers or directors, if unopposed.
o    The annual election of managers or directors.
o    Company management's recommendation of independent auditor.
o    Stock incentive plans for employees, directors, or managers.

o Management requests for authorization to increase the number of authorized common shares and/or for stock splits.

In the absence of specific detrimental information, the portfolio manager will generally vote against:

o    Compensation packages deemed to be excessive.

o Shareholder proposals requiring preemptive rights because such rights generally are too confining.

o Shareholder proposals creating staff costs to serve a narrow interest, such as:
     -    reporting on management's prior government service;
     - disclosure of executive officer compensation beyond what is required by the SEC; or
     -    environmental reports beyond those required by law.

Material Conflicts of Interest
------------------------------

The above proxy voting principles and guidelines are designed to ensure that proxies are properly voted. Additionally, with regard to the voting of proxies by the Fund, material conflicts of interest must be avoided. Because the Fund invests most of its assets in Investment Funds and is not affiliated with any investment bank, it is highly unlikely that any specific proxy will result in a material conflict of interest between the Fund, the Fund's Investment Adviser(s) or an affiliated person of such person (an "Affiliated Person") and any Member. In the unlikely event that (i) a specific proxy is not addressed by any of the guidelines above and (ii) the Investment Adviser(s) or its Affiliated Person has a material conflict or is aware of a potential material conflict in connection with a proxy vote, the portfolio manager may not vote the proxy. Instead, a decision regarding the voting of such proxy will be made by the managers of the Fund who are not "interested persons" of the Fund, as that term is defined in the Investment Company Act of 1940.

Personnel of the Investment Adviser(s) are under an obligation (i) to be aware of the potential for conflicts of interest in voting proxies on behalf of the Fund both as a result of an employee's personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser(s)' business; and (ii) to bring conflicts of interest of which they become aware to the attention of the General Counsel of such Investment Adviser or his or her designee. A conflict of interest arises when the existence of a personal or business relationship on the part of the Investment Adviser(s) or one of its employees might influence, or appear to influence, the manner in which the portfolio manager decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which an employee of the Investment Adviser(s) has a spouse or other close relative who serves as a senior executive of a company. An example of a business relationship that creates a potential conflict of interest would be a situation in which a company or its senior executives are clients of the Investment Adviser(s).

Recordkeeping
-------------

The Fund will maintain (i) a copy of these Proxy Voting Policies and Procedures;
(ii) a record of any proxy statements or shareholder consents received by the Fund in connection with portfolio securities if not readily available through a third party service provider or through the Security and Exchange Commission's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system; (iii) a record of all proxy votes cast or shareholder consents executed in connection with portfolio securities; (iv) a record of all written Member requests for proxy voting information and the Fund's written response to any such Member requests (regardless of whether the Member request was written or oral); and (v) copies of all communications received and any other internal documents created that are material to the proxy voting or shareholder consent execution decision or that memorialize the basis for any such decision. These records will be maintained in an easily accessible place for a period of five years. The Fund is permitted to use a third party service provider to maintain proxy statements and proxy votes cast if the provider undertakes to provide copies of the records promptly to the Fund upon request. In addition, each Investment Adviser will maintain all proxy voting records that it is required to maintain under applicable law.

Other Policies
--------------

Investment Advisers may from time to time adopt their own proxy voting policies and procedures relating to the voting of proxies with respect to securities held in client accounts. Such policies and procedures shall not apply to the voting of proxies with respect to securities held by the Fund.

Adopted:  August 4, 2003


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications  pursuant to Rule 30a-2(a)  under the  1940 Act  and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not yet effective.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)       GMAM Absolute Return Strategies Fund, LLC
            -------------------------------------------------------------
By (Signature and Title)*   /s/ W. Allen Reed
                         ------------------------------------------------
                            W. Allen Reed, President
                            (principal executive officer)

Date                 June 7, 2004
    ---------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ W. Allen Reed
                         ------------------------------------------------
                            W. Allen Reed, President
                            (principal executive officer)

Date                  June 7, 2004
    ---------------------------------------------------------------------


By (Signature and Title)*   /s/ Jon De Klerk
                         ------------------------------------------------
                            Jon de Klerk, Treasurer
                            (principal financial officer)

Date                  June 7, 2004
    ---------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.